SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Furniture and Equipment
	September 30,	December 31,
	2012	2011
Furniture and Equipment, net:
Computer Software and Hardware	$6,341	$-
Furniture and Equipment	8,967	-
	15,308	-
Accumulated Depreciation	(2,090)	-
	$13,218	$-

Stock-Based Compensation

	For The Three	For The Three	For The Nine	For The Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Employees - selling, general and administrative	$180,630	$32,757	$298,854	$104,675
Employees - research and development	61,299	-	143,711	37,754
Directors - selling, general and administrative	331,264	4,041	898,679	6,733
Consultants - selling, general and administrative	80,849	-	160,836	-
Total	$654,042	$36,798	$1,502,080	$149,162

Basic and Diluted Loss per Common Share
	For the three months ended	For the three months ended	For the nine months ended	For the nine months ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011

Net loss	$(1,245,826)	$(85,400)	$(3,930,507)	$(682,178)
Deemed dividend to preferred stockholders	-	-	(200,000)	-
Numerator – loss attributable to common stockholders	(1,245,826)	(85,400)	(4,130,507)	(682,178)
Denominator – weighted average
number of shares outstanding, basic and diluted	31,099,103	1,987,601	18,642,566	1,989,490
Loss per share, basic and diluted	$(0.04)	$(0.04)	$(0.22)	$(0.34)

	For the year ended	For the year ended
	December 31, 2011	December 31, 2010

Net loss	$(953,936)	$(2,531,228)
Deemed dividend to preferred stockholders	(100,000)	-
Numerator – loss attributable to common stockholders	(1,053,936)	(2,531,228)
Denominator – weighted average
number of shares outstanding, basic and diluted	15,912,112	15,785,239
Loss per share, basic and diluted	$(0.07)	$(0.16)